Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.4%
Debt Funds - 15.9%
iShares 10+ Year Investment Grade Corporate Bond ETF	41,724	$1,966,869
iShares 10-20 Year Treasury Bond ETF	10,922	1,075,489
iShares 1-3 Year Treasury Bond ETF	44,506	3,603,651
iShares 1-5 Year Investment Grade Corporate Bond ETF	49,953	2,489,158
iShares 20+ Year Treasury Bond ETF	79,362	7,038,616
iShares 3-7 Year Treasury Bond ETF	30,055	3,401,024
iShares 5-10 Year Investment Grade Corporate Bond ETF	47,550	2,313,308
iShares 7-10 Year Treasury Bond ETF	8,130	744,627
iShares Core Total USD Bond Market ETF	52,643	2,301,289
iShares Core U.S. Aggregate Bond ETF	74,733	7,027,891
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,772	2,119,159
iShares MBS ETF	52,733	4,682,690
iShares Short Treasury Bond ETF	67,907	7,501,686
Total Debt Funds		46,265,457
Equity Funds - 79.5%
iShares Core MSCI EAFE ETF	444,701	28,616,509
iShares Core S&P 500 ETF	243,532	104,579,947
iShares Core S&P Mid-Cap ETF	79,678	19,867,709
iShares Core S&P Small-Cap ETF	96,784	9,129,635
iShares ESG Aware MSCI USA ETF	86,382	8,112,134
iShares MSCI EAFE Growth ETF	91,453	7,892,394
iShares MSCI EAFE Value ETF	191,517	9,370,927
iShares MSCI USA Min Vol Factor ETF	55,911	4,046,838
iShares MSCI USA Quality Factor ETF	201,890	26,607,083
iShares S&P 500 Growth ETF	53,242	3,642,818
iShares U.S. Infrastructure ETF	32,831	1,201,286
iShares U.S. Technology ETF	72,021	7,556,443
Total Equity Funds		230,623,723
Total Exchange Traded Funds
(Cost - $205,579,045)		276,889,180
Short-Term Investments - 3.7%
Money Market Funds - 3.7%
Dreyfus Government Cash Management, 5.22%(a)	8,788,237	8,788,237
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a)	1,994,980	1,994,980

Total Short-Term Investments (Cost - $10,783,217)		10,783,217
Total Investments - 99.1%
(Cost - $216,362,262)		$287,672,397
Other Assets Less Liabilities - Net 0.9%		2,493,035
Total Net Assets - 100.0%		$290,165,432

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	17	12/15/2023	$1,528,810	$(105)
MSCI EAFE Future	Goldman Sachs & Co.	70	12/15/2023	7,145,250	40,605
NASDAQ 100 E-Mini	Goldman Sachs & Co.	4	12/15/2023	1,189,320	(6,720)
S&P 500 E-Mini Future	Goldman Sachs & Co.	114	12/15/2023	24,655,350	119,988
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	15	12/15/2023	3,780,600	(3,890)

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$149,878